REVENUE	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
REVENUE

17. REVENUE

Revenues earned comprise lease and service $387,206 and $698,207 (2022 – $14,940 and $29,431) for three and six months ended June 30, 2023 and sale of products $160,843 and $479,083 (2022 – $161,235 and $189,480) For the three and six months ended June 30, 2023 and 2022, the Company had one major customer from whom revenues are earned. The loss of this major customer would have an adverse effect on the overall operations of the company. Revenue from the major customer was $522,156 and $1,151,397 for the three and six months ended June 30, 2023 (2022 – $176,175 and $218,911).